Significant Accounting Policies (Details) - Schedule of net loss per share	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Redeemable Ordinary Shares [Member]l
Numerators:
Allocation of net loss including carrying value to redemption value	$ (4,675,369)
Accretion of carrying value to redemption value	4,574,459
Allocation of net loss	$ (100,910)
Denominators:
Weighted-average shares outstanding (in Shares) | shares	3,191,545
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ (0.03)
Non-Redeemable Ordinary Shares [Member]
Numerators:
Allocation of net loss including carrying value to redemption value	$ (1,822,695)
Accretion of carrying value to redemption value
Allocation of net loss	$ (1,822,695)
Denominators:
Weighted-average shares outstanding (in Shares) | shares	1,244,225
Basic and diluted net loss per share (in Dollars per share) | $ / shares	$ (1.46)